Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jul. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company Group’s third party HCM solutions, Oracle PeopleSoft HCM, Oracle PeopleSoft Financials, DayForce HCM, SunFish WorkPlaze HR, and MiHCM Cloud, are exposed to the risk of security breaches. Privacy concerns, evolving regulation of cloud computing, cross-border data transfer, and other domestic or foreign laws and regulations may reduce the adoption of the Company Group’s solutions, resulting in significant costs and compliance challenges, and adversely affect its business and operating results. One of the Company Group’s solutions utilize open source software, and any failure to comply with the terms of one or more of these open source licenses could negatively affect the Company Group’s business.